Organization of The Company and Significant Accounting Policies: Cash and Cash Equivalents, Policy (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Policies
Cash and Cash Equivalents, Policy

Cash and cash equivalents

For purpose of the statements of cash flows, the Company considers cash and cash equivalents to include all stable, highly liquid investments with maturities of three months or less.

Cash and cash equivalents

For purpose of the statements of cash flows, the Company considers cash and cash equivalents to include all stable, highly liquid investments with maturities of three months or less.